Details to the consolidated cash flow statements (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Income taxes paid (refund)	$ 2,000	$ 2,300	$ 1,900
Income taxes paid (refund), classified as operating activities	$ 1,975	$ 2,342	1,833
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities			$ 88